BASIS OF PRESENTATION, LIQUIDITY - Additional Information (Details) - USD ($)		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss) attributable to UTStarcom Holdings Corp.		$ (5,002,000)	$ (5,828,000)	$ (23,676,000)
Accumulated deficit		1,251,209,000	1,246,207,000
Net cash inflow (used) from operations		7,277,000	19,829,000	$ (3,400,000)
Cash and cash equivalents		$ 54,517,000	$ 53,797,000
Reverse split stock	one-for-four	one-for-four	one-for-four	one-for-four
Subsidiaries | China
Cash and cash equivalents		$ 13,500,000	$ 12,200,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends		$ 0